Investments - Proceeds From Sales of Available-For-Sale Securities and the Gross Realized Gains and Gross Realized Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Proceeds from sales	$ 177.7
Proceeds from sales		$ 218.7	$ 1,939.4
Gross realized gains	6.9
Gross realized gains		7.1	168.9
Gross realized losses	$ (2.6)
Gross realized losses		(0.4)	$ (19.9)
Other information
Average period of time for which securities were traded continuously at a price below book value for securities sold at a loss	3 months
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Assurant Employee Benefits
Available-for-sale securities, proceeds and realized gains (losses) included in earnings
Gross realized gains		145.6
Gross realized losses		$ (15.9)